Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [Line Items]
Post-fixed percentage	100.00%	100.00%
Post-fixed percentage	100.00%	100.00%
Total amount	$ 4,198.5	$ 3,759.9	$ 3,530.5	$ 2,507.8
Without the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [Line Items]
Pre-fixed amount	$ 3,184.6
Pre-fixed percentage	81.91%
Post-fixed amount	$ 703.1
Post-fixed percentage	18.09%
Total amount	$ 3,887.7	3,185.2
Total percentage	100.00%
Pre-fixed amount	$ 3,801.1
Pre-fixed percentage	90.53%
Post-fixed amount	$ 397.4
Post-fixed percentage	9.47%
Total amount	$ 4,198.5	$ 3,759.9
Total percentage	100.00%
With the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [Line Items]
Pre-fixed amount	$ 3,092.6
Pre-fixed percentage	79.55%
Post-fixed amount	$ 795.0
Post-fixed percentage	20.45%
Total amount	$ 3,887.6
Total percentage	100.00%
Pre-fixed amount	$ 3,081.6
Pre-fixed percentage	73.40%
Post-fixed amount	$ 1,117.0
Post-fixed percentage	26.60%
Total amount	$ 4,198.5
Total percentage	100.00%